CERTIFICATE


                        PC&J Performance Fund
                   File Nos. 2-87490 and 811-3906


     The undersigned, Secretary of the PC&J Performance Fund (the 'Trust'), in lieu of filing under Section 497(c) of the Securities Act of 1933, as amended (the 'Act'), hereby certifies that :

          1.  The form of Prospectus and Statement of Additional
              Information that would have been filed under paragraph 497(c) of the Act would not have differed from that contained in the Trust's Post-Effective Amendment No. 16, the most recent amendment; and

          2. The text of Post-Effective Amendment No. 16 has been filed electronically.


Date: March 13, 1998                    PC&J PERFORMANCE FUND
      --------------
                              By:/s/ James M. Johnson
                              ----------------------------
                              James M. Johnson, Secretary